Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of assets and liabilities that are measured at fair value on a recurring basis
	Level	June 30, 2021	December 31, 2020
Warrant liabilities – Private Warrants	3	$439,299	$522,579

	Level	December 31, 2020	December 31, 2019
Warrant liabilities – Private Warrants	3	$522,579	$533,319

Schedule of fair value of warrant liabilities regarding Level 3 fair value measurements
Warrant liabilities at December 31, 2019	$533,319
Change in fair value of warrants liabilities for the year ended December 31, 2020	(10,740)
Warrant liabilities at December 31, 2020	522,579
Change in fair value of warrants liabilities for the six months ended June 30, 2021	(83,280)
Warrant liabilities at June 30, 2021	$439,299

Warrant liabilities at December 31, 2018	$611,178
Change in fair value of warrants liabilities for the year ended December 31, 2019	(77,859)
Warrant liabilities at December 31, 2019	533,319
Change in fair value of warrants liabilities for the year ended December 31, 2020	(10,740)
Warrant liabilities at December 31, 2020	$522,579

Schedule of fair value of private warrants
	June 30, 2021	December 31, 2020
Stock price	$11.18	$11.41
Exercise price	$11.50	$11.50
Risk-free interest rate	0.91%	0.40%
Expected term (in years)	5.25	5.25
Expected dividend yield	0.00%	0.00%
Expected volatility	40.86%	41.59%
Merger probability adjustment	65.00%	75.00%

	December 31, 2020	December 31, 2019
Stock price	$11.41	$10.35
Exercise price	$11.50	$11.50
Risk-free interest rate	0.40%	1.71%
Expected term (in years)	5.25	5.25
Expected dividend yield	0.00%	0.00%
Expected volatility	41.59%	37.70%
Merger probability adjustment	75.00%	95.00%